HIGH INCOME

                             ---------------------

                             Opportunity Fund Inc.

                               [GRAPHIC OMITTED]

                                                              Semi-Annual Report
                                                              March 31, 2001

High Income
Opportunity
Fund Inc.

[PHOTO OMITTED]                        [PHOTO OMITTED]

HEATH B.                               JOHN C.
MCLENDON                               BIANCHI, CFA

Chairman                               Vice President

Dear Shareholder:

We are pleased to provide the semi-annual report for the High Income Opportunity Fund Inc. ("Fund") for the period ended March 31, 2001. During the period, the Fund distributed income dividends totaling $0.53 per share. The table below shows the annualized distribution rate and six-month total return based on the Fund's March 31, 2001 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price.(1)

             Price                   Annualized                  Six-Month
           Per Share            Distribution Rate(2)          Total Return(2)
         --------------         --------------------          ---------------
          $8.63 (NAV)                  11.26%                      (2.51)%
          $9.14 (NYSE)                 10.63%                       8.80%

In comparison, Lipper Inc. ("Lipper")(3) peer group returned negative 12.97% based on NAV for the same period.

----------
(1) The NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of shares outstanding. The NAV fluctuates with the changes in the value of the securities in which the Fund had invested. However, the price at which the investors buys or sells shares of the Fund is its market (NYSE) price as determined by supply and demand.
(2) Total returns are based on changes in NAV or the market value, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution rate is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market value noted in this report. The annualized distribution rate assumes a current monthly income dividend rate of $0.081 for twelve months. This rate is as of April 30, 2001 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market value during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment. Past performance is not indicative of future results.
(3) Lipper is an independent mutual fund-tracking organization. Average annual returns are based on the six-month period ended March 31, 2001, calculated among 7 funds in the high current yield funds category.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              1

Market and Economic Overview

The high-yield bond market has entered into another correction after rallying in December 2000 through February 2001. The sell-off in the stock market clearly has weighed on the high-yield bond market as investors try to determine what impact the stock market decline will have on the U.S. economy. The excesses that took place in the technology sector, especially the Internet bubble and the subsequent reversal of that excess is now impacting the real economy as consumer confidence and spending decelerate. The Federal Reserve Board ("Fed") is now aggressively lowering interest rates in an attempt to cushion this decline and bring the economy in for a "soft landing." So far this year the Fed has cut interest rates three times, each by 50 basis points(4), bringing the federal funds rate ("fed funds rate")(5) to 5.00%, with further rate reductions likely in April and May. We believe based on the continued deterioration in the stock market as well as the continued decline in economic activity both domestically as well as abroad, the Fed will cut interest rates an additional 50 basis points.(6) The Fed should continue to lower interest rates until it believes risk of a general recession has been eliminated. In 1990, we witnessed a similar turn of events with the Fed reducing interest rates to stem an economic slowdown. Unfortunately the Fed moved too slowly in 1990 to prevent a recession from taking hold. Not surprisingly, the high-yield bond market has suffered similar price declines in 1999, 2000 and 2001 compared to 1989 and 1990. High-yield bond prices bottomed in November 1990 before staging a significant three-year recovery.

We feel that the bond market is poised for a meaningful recovery in high-yield bond prices over the next two to three years especially if the Fed follows through with its shift in monetary policy. The current correction in the high-yield bond market does not alarm us given the uncertain near-term state of the economy. We view this current reversal in the high-yield bond market as a buying opportunity. We believe the high-yield bond market will test its prior low price point experience in November 2000. In addition to the Fed interest rate cuts, Congress is structuring significant tax cuts, which should benefit the economy, especially if at least some of those cuts are retroactive to the beginning of 2001.

----------
(4)  A basis point is 0.01% or one one-hundredth of a percent.
(5) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(6) On April 18, 2001, after this letter was written, the Fed cut interest rates by an additional 50 basis points.


--------------------------------------------------------------------------------
2                                        2001 Semi-Annual Report to Shareholders

In retrospect, we believe the high-yield bond market bottomed out in November 2000. Similar to the stock market, the high-yield bond markets will tend to anticipate the eventual recovery in the economy by about six to nine months. In fact, the high-yield bond market began to recover in late 1990 about six months in advance of the peak in overall default rates in the first half of 1991. Since we expect high-yield default rates to peak in the third to fourth quarter of 2001, we believe the high-yield bond market may be approaching a double bottom at this point in time. (Of course, there are no guarantees that our expectations will in fact be met.)

At current median spread(7) levels of over 900 basis points above U.S. Treasuries, the high-yield bond market is clearly anticipating an economic recession in the United States. Investor sentiment is negative at this time, which we view as a positive. Most of the bad news on slowing economic growth and corporate profits has already been reflected in high-yield bond market prices. Many of the issues that are likely to default are already trading at severely distressed prices.

We believe the Fed will continue to aggressively lower interest rates over the next three to six months to stabilize the economy. We also would expect an eventual improvement in the overall high-yield bond market in 2001 as many investors anticipate an economic recovery in the fourth quarter of 2001. This recovery will most likely be punctuated by periodic corrections as investor sentiment swings back and forth over the state of the economy. The severe sell-off in the domestic and foreign stock markets in February and March is part of this revaluation process as investors try to determine the extent of this economic slowdown. We are watching these developments very closely and are prepared to become more conservatively positioned if economic conditions begin to deteriorate sharply. So far, economic conditions have slowed but have not deteriorated sharply. (Of course, there are no guarantees that our expectations will in fact be met.)

----------
(7) Spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              3

Outlook

In the near-term, we will continue to emphasize the less economically sensitive growth sectors, continue to seek opportunities and maintain a reasonable balance in overall credit quality. Furthermore, as the slowdown takes shape we will most likely add to our cyclical exposure in companies that have the staying power to weather a recession. In addition, we will continue to invest in what we deem to be the deepest discount issues of quality companies in an effort to build as much price potential in the portfolios as we can. This may result in greater volatility in our Funds' share prices in the short-term. With high-yield bond prices at 15-year low valuations, we believe being offensively positioned makes the most sense and should eventually generate the potential for strong investment returns as the market recovery takes hold. As investor sentiment catches up with reality we would expect to see more investors allocating increased cash into the high-yield bond market over the next several months which should fuel market performance even further. (Again, there are no guarantees that our expectations will in fact be met.)


Sincerely,


/s/ Heath B. McLendon                  /s/ John C. Bianchi

Heath B. McLendon                      John C. Bianchi, C.F.A.
Chairman                               Vice President

April 16, 2001


The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 6 through 19 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of March 31, 2001 and is subject to change.


--------------------------------------------------------------------------------
4                                        2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC Global Fund Services ("Plan Agent"), will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV previously determined before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 31. To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at
(800) 331-1710.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                               March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
CORPORATE BONDS AND NOTES--99.5%
Aerospace and Defense--0.5%
   1,015,000      B        Be Aerospace Inc., Series B, Sr. Sub. Notes,
                              8.000% due 3/1/08                                               $    982,013
   1,600,000      B-       Dunlop Standard Aerospace, Sr. Notes,
                              11.875% due 5/15/09                                                1,720,000
     505,000      B        Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09                        492,375
----------------------------------------------------------------------------------------------------------
                                                                                                 3,194,388
----------------------------------------------------------------------------------------------------------
Airlines--1.5%
   2,085,000      BB-      Air Canada, Sr. Notes, 10.250% due 3/15/11 (b)                        2,032,875
   9,956,016      BB       Airplanes Pass-Through Trust, Series D, Company
                              Guaranteed, 10.875% due 3/15/12                                    6,557,928
----------------------------------------------------------------------------------------------------------
                                                                                                 8,590,803
----------------------------------------------------------------------------------------------------------
Alternative Power Generation--4.0%
                           AES Corp.:
                              Sr. Notes:
   4,745,000      Ba1*          9.500% due 6/1/09                                                5,029,700
   1,695,000      Ba1*          9.375% due 9/15/10                                               1,788,225
   6,250,000      Ba1*        Sr. Sub. Notes, 10.250% due 7/15/06                                6,515,625
   2,770,000      Ba2*     AES Drax Energy Ltd., Secured Notes,
                              11.500% due 8/30/10 (b)                                            3,047,000
                           Calpine Corp.:
   2,230,000      BB+         Lease Obligation Notes, 9.000% due 7/15/18                         2,277,387
   4,900,000      BB+         Sr. Notes, 10.500% due 5/15/06                                     5,163,375
----------------------------------------------------------------------------------------------------------
                                                                                                23,821,312
----------------------------------------------------------------------------------------------------------
Aluminum--1.8%
   1,710,000      BB-      Century Aluminum Co., 11.750% due 4/15/08 (b)                         1,744,200
                           Kaiser Aluminum & Chemical Corp.:
                              Sr. Notes:
     335,000      B             Series B, 10.875% due 10/15/06                                     309,875
     755,000      B             Series D, 10.875% due 10/15/06                                     698,375
   9,175,000      CCC+        Sr. Sub. Notes, 12.750% due 2/1/03                                 7,615,250
----------------------------------------------------------------------------------------------------------
                                                                                                10,367,700
----------------------------------------------------------------------------------------------------------
Apparel/Footwear--1.0%
                           Levi Strauss Co.:
   1,360,000      BB-         Notes, 7.000% due 11/1/06                                          1,190,000
     745,000      BB-         Sr. Notes, 11.625% due 1/15/08 (b)                                   767,350
     500,000(EUR) BB-         Sr. Notes, 11.625% due 1/15/08 (b)                                   464,100
                           Tommy Hilfiger USA Inc., Company Guaranteed:
   1,110,000      BBB-        6.500% due 6/1/03                                                  1,060,050
   1,120,000      BBB-        6.850% due 6/1/08                                                    947,800
   1,360,000      B-       Tropical Sportswear International Corp., Series A,
                              Company Guaranteed, 11.000% due 6/15/08                            1,298,800
----------------------------------------------------------------------------------------------------------
                                                                                                 5,728,100
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Apparel/Footwear Retail--0.9%
   2,395,000      CCC+     J Crew Operating Corp., Sr. Sub. Notes,
                              10.375% due 10/15/07                                            $  2,143,525
                           Saks Inc., Company Guaranteed:
   1,150,000      BB+         7.000% due 7/15/04                                                 1,052,250
   1,335,000      BB+         7.250% due 12/1/04                                                 1,221,525
   1,090,000      BB+         8.250% due 11/15/08                                                  956,475
----------------------------------------------------------------------------------------------------------
                                                                                                 5,373,775
----------------------------------------------------------------------------------------------------------
Auto Parts: O.E.M--0.1%
     995,000      B        Collins & Aikman Products, Company Guaranteed,
                              11.500% due 4/15/06                                                  820,875
      75,000      B        Dura Operating Co., Company Guaranteed, Series B,
                              9.000% due 5/1/09                                                     66,375
----------------------------------------------------------------------------------------------------------
                                                                                                   887,250
----------------------------------------------------------------------------------------------------------
Automotive Aftermarket--0.1%
     925,000      BB-      Pep Boys-Manny Moe Jack, Series MTNA, Notes,
                              6.520% due 7/16/07                                                   704,156
----------------------------------------------------------------------------------------------------------
Broadcasting--2.1%
   3,955,700      NR       AMFM Operating, Inc., Debentures, 12.625% due 10/31/06                4,380,938
   4,265,000      B-       Emmis Escrow Co., Sr. Discount Notes, step bond to yield
                              12.499% due 3/15/11 (b)                                            2,377,737
   4,050,000      BBB-     Liberty Media, Debentures, 8.250% due 2/1/30                          3,650,063
   1,185,000      CCC+     Sirius Satellite Radio, Secured Notes, 14.500% due 5/15/09              716,925
   1,140,000      B        Young Broadcasting Corp., Sr. Sub. Notes,
                              11.750% due 11/15/04                                               1,173,493
----------------------------------------------------------------------------------------------------------
                                                                                                12,299,156
----------------------------------------------------------------------------------------------------------
Building Products--0.5%
   1,320,000      B        Amatek Industries Property Ltd., Sr. Sub. Notes,
                              12.000% due 2/15/08                                                1,036,200
   1,945,000      B-       Atrium Cos. Inc., Series B, Company Guaranteed,
                              10.500% due 5/1/09                                                 1,633,800
----------------------------------------------------------------------------------------------------------
                                                                                                 2,670,000
----------------------------------------------------------------------------------------------------------
Cable/Satellite TV--11.2%
                           Adelphia Communications Corp.:
   5,245,000      B+          Sr. Discount Notes, 11.510% due 1/15/08                            2,517,600
                              Sr. Notes:
     700,000      B+             9.750% due 2/15/02                                                710,500
   2,830,000      B+             8.750% due 10/1/07                                              2,730,950
     890,000      CCC+     Cable Satisfaction International Inc., Sr. Notes,
                              12.750% due 3/1/10                                                   616,325
   1,730,000      B-       Callahan Nordrhein-Westfalia, Sr. Discount Notes,
                              step bond to yield 16.797% due 7/15/10 (b)                           856,350

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Cable/Satellite TV--11.2% (continued)
                           Charter Communications Holdings LLC:
                              Sr. Discount Notes:
   8,500,000      B+             Step bond to yield 11.711% due 1/15/10                       $  5,822,500
   9,050,000      B+             Step bond to yield 12.667% due 1/15/11                          5,746,750
   1,680,000      B+          Sr. Notes, 11.125% due 1/15/11                                     1,801,800
   1,830,000      BB-      CSC Holdings Inc., Sr. Sub. Debentures,
                              10.500% due 5/15/16                                                2,045,025
   1,900,000(GBP) B        Diamond Holdings PLC, Company Guaranteed,
                              10.000% due 2/1/08                                                 2,267,048
   4,280,000      B        Echostar Broadband Corp., Sr. Notes,
                              10.375% due 10/1/07                                                4,387,000
     965,000      B+       Echostar DBS Corp., Sr. Notes, 9.375% due 2/1/09                        972,238
   1,750,000      B-       Insight Communications, Sr. Discount Notes,
                              step bond to yield 12.251% due 2/15/11 (b)                           966,875
                           NTL Communications Corp.:
                              Series B, Sr. Notes:
   5,885,000      B             11.500% due 10/1/08                                              5,208,225
   1,820,000      B             Step bond to yield 14.822% due 2/1/06                            1,628,900
   1,655,000(GBP) B             Step bond to yield 9.750% due 4/15/09                            1,133,584
     950,000(EUR) B           Sr. Notes, 12.375% due 2/1/08 (b)                                    781,015
     375,000(EUR) CCC+     Ono Finance PLC, Sr. Notes, 14.000% due 7/15/10                         275,907
   7,260,000      BB-      Rogers Cablesystems, Ltd., Company Guaranteed,
                              11.000% due 12/1/15                                                8,131,200
                           TeleWest Communications PLC:
   2,600,000(GBP) B+          Sr. Discount Notes, step bond to yield
                                17.316% due 4/15/09                                              1,984,617
   1,420,000(GBP) B+          Sr. Notes, 5.250% due 2/19/07 (b)                                  1,419,061
  16,110,000      B-       United International Holdings, Inc., Series B, Sr. Discount
                              Notes, step bond to yield 11.358% due 2/15/08                      7,813,350
  17,540,000      B        United Pan Europe Communications NV, Series B, Sr.
                              Discount Notes, step bond to yield 12.496% due 8/1/09              6,226,700
----------------------------------------------------------------------------------------------------------
                                                                                                66,043,520
----------------------------------------------------------------------------------------------------------
Casinos/Gaming--3.1%
   3,780,000      B        Hollywood Casino Corp., Company Guaranteed,
                              11.250% due 5/1/07                                                 4,025,700
   2,325,000      BB-      Mandalay Resort Group, Sr. Sub. Debenture,
                              7.625% due 7/15/13                                                 1,929,750
                           Sun International Hotels, Company Guaranteed:
   3,445,000      B1*         9.000% due 3/15/07                                                 3,311,506
   3,710,000      B1*         8.625% due 12/15/07                                                3,468,850
   5,315,000      B-       Venetian Casino Resort LLC, Company Guaranteed,
                              12.250% due 11/15/04                                               5,514,313
----------------------------------------------------------------------------------------------------------
                                                                                                18,250,119
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Chemicals - Major--1.3%
  22,955,000      B        Huntsman ICI Holdings LLC,
                              Sr. Discount Notes, 12.840% due 12/31/09                        $  7,689,925
----------------------------------------------------------------------------------------------------------
Chemicals - Specialty--0.5%
   1,560,000      B        Avecia Group PLC, Company Guaranteed,
                              11.000% due 7/1/09                                                 1,653,600
                           ISP Holdings Inc., Series B, Sr. Notes:
     125,000      BB-         9.750% due 2/15/02                                                   121,875
   1,425,000      BB-         9.000% due 10/15/03                                                1,332,375
----------------------------------------------------------------------------------------------------------
                                                                                                 3,107,850
----------------------------------------------------------------------------------------------------------
Computer Processing Hardware--0.5%
   1,825,000      B+       Seagate Technology International, Company Guaranteed,
                              12.500% due 11/15/07 (b)                                           1,825,000
   1,235,000      B2*      Vitesse Semiconductor, 4.000% due 3/15/05                               910,812
----------------------------------------------------------------------------------------------------------
                                                                                                 2,735,812
----------------------------------------------------------------------------------------------------------
Construction Materials--0.5%
                           Nortek Inc., Series B, Sr. Notes:
   1,335,000      B+         9.125% due 9/1/07                                                   1,311,638
   1,615,000      B+         8.875% due 8/1/08                                                   1,562,512
----------------------------------------------------------------------------------------------------------
                                                                                                 2,874,150
----------------------------------------------------------------------------------------------------------
Consumer Specialties--0.4%
   1,220,000      BBB+     American Greetings, Notes, 6.100% due 8/1/28                            875,350
   1,500,000      B        Jostens Inc., Sr. Sub. Notes, 12.750% due 5/1/10 (c)                  1,571,250
----------------------------------------------------------------------------------------------------------
                                                                                                 2,446,600
----------------------------------------------------------------------------------------------------------
Containers/Packaging--2.6%
   1,390,000      B        Crown Cork & Seal Inc., Notes, 7.125% due 9/1/02                      1,021,650
   1,580,000      BB       Owen-Illinois Inc., Sr. Notes, 7.150% due 5/15/05                     1,271,900
   1,720,000      B-       SF Holdings Group Inc., Series B, Sr. Discount Notes,
                              step bond to yield 18.075% due 3/15/08                               731,000
   6,285,000      B        Stone Container Finance Corp., Company Guaranteed,
                              11.500% due 8/15/06 (b)                                            6,567,825
   3,725,000      B-       Sweetheart Cup Co. Inc., Sr. Sub. Notes, 10.500% due 9/1/03           3,427,000
   2,595,000      B-       Tekni-Plex Inc., Series B, Company Guaranteed,
                              12.750% due 6/15/10                                                2,361,450
----------------------------------------------------------------------------------------------------------
                                                                                                15,380,825
----------------------------------------------------------------------------------------------------------
Contract Drilling--2.2%
                           Parker Drilling Co.:
     410,000      B-          5.500% due 8/1/04                                                    362,338
   1,660,000      B+          Series D, Company Guaranteed, 9.750% due 11/15/06                  1,718,100
   2,810,000      BB       Pride International Inc., Sr. Notes, 10.000% due 6/1/09               3,076,950
   3,275,000      NR       R&B Falcon Corp., Sr. Notes, 12.250% due 3/15/06                      4,253,406
   2,995,000      NR       RBF Finance Co., Company Guaranteed,
                              11.375% due 3/15/09                                                3,672,619
----------------------------------------------------------------------------------------------------------
                                                                                                13,083,413
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Discount Stores--0.3%
                           JC Penny Co. Inc.:
     860,000      BBB-        Debentures, 6.900% due 8/15/26                                  $    776,150
   1,285,000      BBB-        Notes, 6.125% due 11/15/03                                         1,158,106
----------------------------------------------------------------------------------------------------------
                                                                                                 1,934,256
----------------------------------------------------------------------------------------------------------
Discount Chains--0.8%
                           K Mart Co.:
   2,900,000      BB+         Debentures, 12.500% due 3/1/05                                     3,121,125
   2,079,376      BB+         Series 95K3, Pass Thru Certificates,
                                11.857% due 1/2/15                                               1,805,480
----------------------------------------------------------------------------------------------------------
                                                                                                 4,926,605
----------------------------------------------------------------------------------------------------------
Electric Utilities--1.8%
   3,420,000      BBB      Avista Corp., Sr. Notes, 9.750% due 6/1/08 (b)                        3,484,125
   1,685,000      BB       CMS Energy Corp., Sr. Notes, 9.875% due 10/15/07                      1,805,056
   4,455,000      Ba3*     Orion Power Holdings Inc., Sr. Notes,
                              12.000% due 5/1/10 (b)                                             4,922,775
     730,000      BBB-     PSEG Energy Holdings, Sr. Notes, 8.625% due 2/15/08 (b)                 730,000
----------------------------------------------------------------------------------------------------------
                                                                                                10,941,956
----------------------------------------------------------------------------------------------------------
Electronic Components--1.0%
   2,121,000      BB-      Celestica International Inc., Sr. Sub. Notes,
                              10.500% due 12/31/06                                               2,205,840
   2,000,000      Ba3*     Flextronics International  Ltd., Sr. Sub. Notes,
                              9.875% due 7/1/10                                                  1,940,000
     855,000      B1*      LSI Logic Co., 4.000% due 2/15/05                                       682,931
   2,590,000      Ba3*     Sanmina Co., 6.530% due 9/12/20                                         867,650
----------------------------------------------------------------------------------------------------------
                                                                                                 5,696,421
----------------------------------------------------------------------------------------------------------
Electronics Production Equipment--0.5%
                           Amkor Technologies Inc.:
     520,000      B           5.000% due 3/15/07                                                   380,900
   2,970,000      B1*         Sr. Sub. Notes, 10.500% due 5/1/09                                 2,866,050
----------------------------------------------------------------------------------------------------------
                                                                                                 3,246,950
----------------------------------------------------------------------------------------------------------
Electronics/Appliances--0.2%
   2,320,000      B3*      Polaroid Corp., Sr. Notes, 11.500% due 2/15/06                        1,148,400
----------------------------------------------------------------------------------------------------------
Engineering and Construction--2.8%
   2,495,000      Ba3*     Foster Wheeler Corp., Notes, 6.750% due 11/15/05                      2,095,800
   1,530,000      BB-      Integrated Electrical Services Inc., Series B, Company
                              Guaranteed, 9.375% due 2/1/09                                      1,493,662
                           Metromedia Fiber Network, Inc., Sr. Notes:
   8,485,000      B+          10.000% due 12/15/09                                               7,084,975
   5,165,000      B+          Series B, 10.000% due 11/15/08                                     4,312,775
   2,155,000      B-       Orius Capital Corp., Series B, Company Guaranteed,
                              12.750% due 2/1/10                                                 1,476,175
----------------------------------------------------------------------------------------------------------
                                                                                                16,463,387
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Environmental Services--2.6%
                           Allied Waste Corp., Series B, Company Guaranteed:
   8,875,000      B+          10.000% due 8/1/09                                              $  9,096,875
                              Tranche B Term Loan, Sr. Notes:
     572,491      BB            7.812% due 7/21/06                                                 568,555
     129,600      BB            7.687% due 7/21/06                                                 128,709
                              Tranche C Term Loan, Sr. Notes:
         109      BB            8.750% due 7/21/07                                                     109
     162,000      BB            8.125% due 7/21/07                                                 160,886
     550,800      BB            8.062% due 7/21/07                                                 547,013
      64,800      BB-           8.062% due 7/21/07                                                  64,355
      64,800      BB-           7.937% due 7/21/07                                                  64,355
   4,795,000      B+       URS Corp., Series B, Sr. Sub. Notes, 12.250% due 5/1/09               4,920,869
----------------------------------------------------------------------------------------------------------
                                                                                                15,551,726
----------------------------------------------------------------------------------------------------------
Finance/Rental/Leasing Companies--0.8%
   1,985,000      BB-      Avis Group Holdings Inc., Company Guaranteed,
                              11.000% due 5/1/09                                                 2,213,275
                           United Rentals Inc., Series B, Company Guaranteed:
   1,610,000      BB-         8.800% due 8/15/08                                                 1,424,850
     425,000      BB-         9.250% due 1/15/09                                                   384,625
     510,000      BB-         9.000% due 4/1/09                                                    456,450
----------------------------------------------------------------------------------------------------------
                                                                                                 4,479,200
----------------------------------------------------------------------------------------------------------
Financial Conglomerates--0.3%
                           Amresco Inc., Sr. Sub. Notes:
     675,000      Caa3*       Series 97-A, 10.000% due 3/15/04                                     369,563
   3,070,000      Caa3*       Series 98-A, 9.875% due 3/15/05                                    1,680,825
----------------------------------------------------------------------------------------------------------
                                                                                                 2,050,388
----------------------------------------------------------------------------------------------------------
Food Distributors--3.1%
                           Aurora Foods Inc., Sr. Sub. Notes:
                              Series B:
   4,120,000      CCC+          9.875% due 2/15/07                                               3,471,100
     805,000      CCC+          8.750% due 7/1/08                                                  633,938
   1,215,000      CCC+        Series D, 9.875% due 2/15/07                                       1,023,637
   1,825,000      B-       Carrols Corp., Company Guaranteed, 9.500% due 12/1/08                 1,596,875
                           Fleming Cos. Inc.:
     285,000      B           Series B, Company Guaranteed, 10.500% due 12/1/04                    290,700
   3,960,000      B           Series B, Company Guaranteed, 10.625% due 7/31/07                  4,019,400
   1,910,000      Ba3*        Sr. Notes, 10.125% due 4/1/08 (b)                                  1,976,850
   4,870,000      B        SC International Services, Inc., Series B, Company
                              Guaranteed, 9.250% due 9/1/07                                      5,040,450
----------------------------------------------------------------------------------------------------------
                                                                                                18,052,950
----------------------------------------------------------------------------------------------------------
Foods - Major Diversified--0.3%
   1,635,000      B2*      Michael Foods, Sr. Sub. Notes, 11.750% due 4/1/11 (b)                 1,675,875
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Foods - Meat/Fish/Dairy--0.3%
   1,915,000      A-       Tyson Foods Inc., Notes, 7.000% due 1/15/28                        $  1,498,487
----------------------------------------------------------------------------------------------------------
Foods-Specialty/Candy--0.3%
   2,725,000      B-       B&G Foods Inc., Company Guaranteed, 9.625% due 8/1/07                 1,955,188
----------------------------------------------------------------------------------------------------------
Forest Products--0.6%
   4,405,000      CCC+     Ainsworth Lumber Co. Ltd., Payment-in-Kind, Sr. Notes,
                              12.500% due 7/15/07                                                3,766,275
----------------------------------------------------------------------------------------------------------
Home Furnishing--0.5%
   1,955,000      B        Falcon Inc., Series B, Company Guaranteed,
                              11.375% due 6/15/09                                                1,871,913
     985,000      B3*      Remington Product Co. LLC, Series B, Sr. Sub. Notes,
                              11.000% due 5/15/06                                                  925,900
----------------------------------------------------------------------------------------------------------
                                                                                                 2,797,813
----------------------------------------------------------------------------------------------------------
Homebuilding--1.7%
                           D.R. Horton Inc.:
   1,140,000      Ba1*        Company Guaranteed, 8.000% due 2/1/09                              1,111,500
   1,730,000      Ba3*        Sr. Sub. Notes, 9.375% due 3/15/11                                 1,721,350
   3,710,000      BB+      Lennar Corp., Series B, Company Guaranteed,
                              9.950% due 5/1/10                                                  4,006,800
   1,000,000      BB       Ryland Group, Sr. Notes, 9.750% due 9/1/10                            1,050,000
                           Standard Pacific Corp., Sr. Notes:
   1,450,000      BB          8.500% due 4/1/09                                                  1,413,750
     735,000      BB          9.500% due 9/15/10                                                   742,350
----------------------------------------------------------------------------------------------------------
                                                                                                10,045,750
----------------------------------------------------------------------------------------------------------
Hospital/Nursing Management--0.8%
   4,810,000      Ba3*     Fresenius Medical Care Capital Trust I, Company
                              Guaranteed Trust, 9.000% due 12/1/06                               4,882,150
----------------------------------------------------------------------------------------------------------
Hotel/Resorts/Cruiselines--2.0%
   1,765,000      Ba3*     Courtyard By Marriott II, Series B, Sr. Notes,
                              10.750% due 2/1/08                                                 1,813,538
   1,800,000      BB       HMH Properties Inc., Series C, Sr. Notes,
                              8.450% due 12/1/08                                                 1,773,000
                           Intrawest Corp., Sr. Notes:
   4,320,000      B+          10.500% due 2/1/10 (b)                                             4,525,200
   3,490,000      B+          10.500% due 2/1/10                                                 3,655,775
----------------------------------------------------------------------------------------------------------
                                                                                                11,767,513
----------------------------------------------------------------------------------------------------------
Industrial Machinery--0.3%
   1,655,000      B        Flowserve Corp., Company Guaranteed,
                              12.250% due 8/15/10                                                1,756,369
----------------------------------------------------------------------------------------------------------
Internet Software/Services--1.7%
                           Exodus Communications Inc., Sr. Notes:
   1,030,000      B           4.750% due 7/15/08                                                   553,625
     895,000      B           10.750% due 12/15/09                                                 698,100
  10,725,000      B           11.625% due 7/15/10 (b)                                            8,687,250
----------------------------------------------------------------------------------------------------------
                                                                                                 9,938,975
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Life/Health Insurance--0.7%
                           Conseco Inc., Notes:
   2,210,000      BB-         8.750% due 2/9/04                                               $  1,922,700
   2,480,000      BB-         9.000% due 10/15/06                                                2,108,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,030,700
----------------------------------------------------------------------------------------------------------
Major Telecommunications--1.1%
                           Adelphia Business Solutions:
     395,000      B+          Series B, Sr. Discount Notes, step bond to yield
                                14.950% due 3/1/07                                                 353,525
     705,000      BB-         Series B, Sr. Notes, 12.250% due 9/1/04                              659,175
   2,300,000      B           Sr. Sub. Notes, 12.000% due 11/1/07                                1,460,500
   2,155,000      CCC+     Level 3 Communications, 6.000% due 3/15/10                              864,694
   2,735,000      B+       Telewest Communications PLC, Debentures,
                             11.000% due 10/1/07                                                 2,693,975
   1,105,000      CCC      USA Mobile Communication, Sr. Notes,
                              9.500% due 2/1/04                                                    403,325
----------------------------------------------------------------------------------------------------------
                                                                                                 6,435,194
----------------------------------------------------------------------------------------------------------
Marine Shipping--0.3%
   1,865,000      B-       Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                1,767,088
----------------------------------------------------------------------------------------------------------
Medical Distributors--0.1%
   1,065,000      B        Physician Sales and Service, Company Guaranteed,
                              8.500% due 10/1/07                                                   878,625
----------------------------------------------------------------------------------------------------------
Medical Specialties--0.5%
   2,520,000      B-       Total Rental Care Holdings, 7.000% due 5/15/09                        2,220,750
   1,180,000      B-       Universal Hospital Services, Sr. Notes, 10.250% due 3/1/08              985,300
----------------------------------------------------------------------------------------------------------
                                                                                                 3,206,050
----------------------------------------------------------------------------------------------------------
Medical/Nursing Services--0.4%
   2,610,000      BBB-     HEALTHSOUTH Corp., Sr. Notes, 6.875% due 6/15/05                      2,515,388
----------------------------------------------------------------------------------------------------------
Miscellaneous--0.1%
     540,000      NR       Elizabeth Arden Inc., 11.750% due 2/1/11 (b)                            569,700
----------------------------------------------------------------------------------------------------------
Miscellaneous Commercial Services--1.5%
   4,325,000      B2*      Intertek Finance PLC, Series B, Company Guaranteed,
                              10.250% due 11/1/06                                                3,265,375
   6,675,000      B-       Outsourcing Solutions Inc., Series B, Sr. Sub. Notes,
                              11.000% due 11/1/06                                                5,373,375
----------------------------------------------------------------------------------------------------------
                                                                                                 8,638,750
----------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing--0.9%
   2,370,000      A3*      Cooper Tire and Rubber Co., Notes, 7.625% due 3/15/27                 2,005,613
   4,475,000      B        Park-Ohio Industries Inc., Sr. Sub. Notes,
                              9.250% due 12/1/07                                                 3,401,000
----------------------------------------------------------------------------------------------------------
                                                                                                 5,406,613
----------------------------------------------------------------------------------------------------------
Movies/Entertainment--1.0%
   7,610,000      B        Premier Parks Inc., Sr. Discount Notes,
                              step bond to yield 11.500% due 4/1/08                              6,011,900
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Oil and Gas Pipelines--0.4%
   2,075,000      BB-      Leviathan Gas Pipeline Partners, L.P., Series B, Company
                              Guaranteed, 10.375% due 6/1/09                                  $  2,230,625
----------------------------------------------------------------------------------------------------------
Oil and Gas Production--4.0%
                           Belco Oil & Gas Corp., Series B:
   1,175,000      B1*         Company Guaranteed, 10.500% due 4/1/06                             1,182,344
   2,145,000      B1*         Sr. Sub. Notes, 8.875% due 9/15/07                                 2,123,550
   2,685,000      CCC-     Belden & Blake Corp., Series B, Company Guaranteed,
                              9.875% due 6/15/07                                                 2,215,125
   3,730,000      B+       Forest Oil Corp., Company Guaranteed,
                              10.500% due 1/15/06                                                3,935,150
   1,250,000      B        Houston Exploration Co., Series B, Sr. Sub. Notes,
                              8.625% due 1/1/08                                                  1,237,500
   1,515,000      B        Magnum Hunter Resources Inc., Company Guaranteed,
                              10.000% due 6/1/07                                                 1,477,125
   3,455,000      B+       Nuevo Energy Co., Series B, Sr. Sub. Notes,
                              9.500% due 6/1/08                                                  3,420,450
                           Plains Resources, Company Guaranteed:
     775,000      B2*         Series B, 10.250% due 3/15/06                                        786,625
   1,190,000      B2*         Series F, 10.250% due 3/15/06                                      1,207,850
   1,690,000      CCC      Ram Energy Inc., Sr. Notes, 11.500% due 2/15/08                       1,337,213
   1,630,000      B-       Range Resources Corp., Company Guaranteed,
                              8.750% due 1/15/07                                                 1,589,250
   2,555,000      B        Stone Energy Corp., Company Guaranteed,
                              8.750% due 9/15/07                                                 2,606,100
     395,000      BB-      Vintage Petroleum Inc., Sr. Sub. Notes, 9.750% due 6/30/09              432,525
----------------------------------------------------------------------------------------------------------
                                                                                                23,550,807
----------------------------------------------------------------------------------------------------------
Oil Refining/Marketing--0.1%
     805,000      BB-      Clark Oil & Refining Corp., Sr. Notes, 9.500% due 9/15/04               704,375
----------------------------------------------------------------------------------------------------------
Oilfield Services/Equipment--0.2%
   1,360,000      BB       Compagnie Generale De Geophysique, Sr. Notes,
                              10.625% due 11/15/07 (b)                                           1,451,800
----------------------------------------------------------------------------------------------------------
Other Consumer Services--0.3%
   2,065,000      BB       Stewart Enterprises, Notes, 6.700% due 12/1/03                        1,726,856
----------------------------------------------------------------------------------------------------------
Pharmaceuticals - Generic--0.7%
   3,830,000      BB       ICN Pharmaceuticals Inc., Series B, Sr. Notes,
                              9.250% due 8/15/05                                                 3,916,175
----------------------------------------------------------------------------------------------------------
Pharmaceuticals - Other--0.4%
   2,475,000      B+       King Pharmaceuticals Inc., Company Guaranteed,
                              10.750% due 2/15/09                                                2,654,438
----------------------------------------------------------------------------------------------------------
Pulp and Paper--3.4%
   3,550,000      Ba1*     Caraustar Industries Inc., Sr. Sub. Notes,
                              9.875% due 4/1/11 (b)                                              3,439,063
   5,515,000      BBB      Repap New Brunswick Inc., Sr. Notes,
                              10.625% due 4/15/05                                                5,687,344

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Pulp and Paper--3.4% (continued)
                           Riverwood International Corp., Company Guaranteed:
   3,330,000      B-          10.625% due 8/1/07                                              $  3,429,900
   5,820,000      CCC+        10.875% due 4/1/08                                                 5,558,100
   1,766,750      Ba3*     SD Warren Co., Debentures, 14.000% due 12/15/06                       1,916,924
----------------------------------------------------------------------------------------------------------
                                                                                                20,031,331
----------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.1%
     855,000      B        Meditrust, Notes, 7.114% due 8/15/04                                    722,475
----------------------------------------------------------------------------------------------------------
Recreational Products--0.3%
   2,645,000      BB       Hasbro Inc., Debentures, 6.600% due 7/15/28                           1,649,819
----------------------------------------------------------------------------------------------------------
Savings and Loan Associations--1.2%
   5,500,000      B2*      Ocwen Capital Trust I Corp., Company Guaranteed,
                              10.875% due 8/1/27                                                 4,372,500
   2,600,000      B+       Ocwen Financial Corp., Notes, 11.875% due 10/1/03                     2,470,000
----------------------------------------------------------------------------------------------------------
                                                                                                 6,842,500
----------------------------------------------------------------------------------------------------------
Semiconductors--1.3%
     685,000      B+       Cypress Semiconductor, 3.750% due 7/1/05                                536,012
   6,510,000      B        Fairchild Semiconductor Corp., Sr. Sub. Notes,
                              10.125% due 3/15/07                                                6,151,950
   1,300,000      B        SCG Holdings & Semiconductor Co., Company Guaranteed,
                              12.000% due 8/1/09                                                   981,500
----------------------------------------------------------------------------------------------------------
                                                                                                 7,669,462
----------------------------------------------------------------------------------------------------------
Specialty Stores--0.3%
  1,620,000       B-       Advance Stores Co. Inc., Series B, Company Guaranteed,
                              10.250% due 4/15/08                                                1,514,700
----------------------------------------------------------------------------------------------------------
Specialty Telecommunications--9.7%
   2,255,000      Ca*      Call-Net Enterprises, Inc., Sr. Notes, 9.375% due 5/15/09               620,125
   2,155,000(EUR) B+       Colt Telecom Group PLC, 2.000% due 4/3/07                             1,371,616
   1,250,000(EUR) A-       Esat Telecom Group PLC, Sr. Unsub. Notes,
                              11.875% due 11/1/09                                                1,369,594
   1,805,000(EUR) B        Flag Telecom Holdings Ltd., Sr. Notes,
                              11.625% due 3/30/10                                                1,212,673
   4,125,000      B-       Focal Communications Corp., Series B, Sr. Discount Notes,
                              step bond to yield 13.353% due 2/15/08                             2,000,625
                           Global Crossing Holdings Ltd.:
      21,500      B+          6.750% due 4/15/12                                                 3,394,312
     340,000      BB          Company Guaranteed, 9.625% due 5/15/08                               322,150
   6,725,000      BB          Company Guaranteed, 9.500% due 11/15/09                            6,338,312
   1,555,000      B-       GT Group Telecom, Inc., Sr. Discount Notes,
                              step bond to yield 15.230% due 2/1/10                                598,675
                           ITC Deltacom Inc., Sr. Notes:
     700,000      B+          11.000% due 6/1/07                                                   598,500
   1,040,000      B+          9.750% due 11/15/08                                                  837,200

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Specialty Telecommunications--9.7% (continued)
                           Jazztel PLC, Sr. Notes:
   2,300,000(EUR) CCC+        13.250% due 12/15/09 (b)                                        $  1,331,748
   1,000,000(EUR) CCC+        14.000% due 7/15/10 (b)(c)                                           587,860
                           Level 3 Communications, Inc.:
  12,655,000      B           Sr. Discount Notes, step bond to yield
                                12.924% due 3/15/10                                              4,872,175
   5,300,000(EUR) B           Sr. Notes, 11.250% due 3/15/10                                     3,607,609
   1,760,000      CCC+     Madison River Capital, Sr. Notes, 13.250% due 3/1/10                  1,276,000
                           McLeodUSA Inc.:
   2,705,000      B+          Sr. Discount Notes, 11.223% due 3/1/07                             2,224,862
                              Sr. Notes:
     850,000      B+            9.250% due 7/15/07                                                 765,000
   2,415,000      B+            11.375% due 1/1/09                                               2,378,775
   2,115,000      B+            8.125% due 2/15/09                                               1,776,600
   4,610,000      B-       MGC Communications Inc., Sr. Notes, 13.000% due 4/1/10                1,820,950
   1,295,000(CAD) B-       Microcell Telecommunication Inc., Series B, Sr. Discount
                              Notes, step bond to yield 14.585% due 10/15/07                       606,542
                           NEXTLINK Communications, Inc.:
   6,500,000      B           Sr. Discount Notes, step bond to yield
                                12.140% due 6/1/09                                               2,307,500
   2,830,000      B           Sr. Discount Notes, step bond to yield
                                13.232% due 12/1/09                                                891,450
   4,610,000      B           Sr. Notes, 12.500% due 4/15/06                                     3,365,300
     625,000      B           Sr. Notes, 9.625% due 10/1/07                                        371,875
   1,730,000      B-       NTL Inc., 5.750% due 12/15/09                                           949,338
   3,760,000      B-       Tele1 Europe B.V., Sr. Notes, 13.000% due 5/15/09                     3,290,000
                           Time Warner Telecom LLC, Sr. Notes:
   1,555,000      B2*         9.750% due 7/15/08                                                 1,547,225
   1,345,000      B2*         10.125% due 2/1/11 (b)                                             1,351,725
                           Versatel Telecom International NV:
   3,500,000(EUR) B-          4.000% due 3/30/05 (b)                                             1,632,087
     455,000      B-          Sr. Notes, 13.250% due 5/15/08                                       279,825
   2,160,000      B+       Williams Communications Group Inc., Sr. Notes,
                              11.875% due 8/1/10                                                 1,674,000
----------------------------------------------------------------------------------------------------------
                                                                                                57,572,228
----------------------------------------------------------------------------------------------------------
Steel--0.2%
   1,920,000      B-       WHX Corp., Sr. Notes, 10.500% due 4/15/05                             1,104,000
----------------------------------------------------------------------------------------------------------
Telecommunications Equipment--1.0%
   1,765,000      B-       At Home Corp., 4.750% due 12/15/06                                    1,054,587
   1,680,000      B        Flag Telecom Holding Ltd., Sr. Notes, 11.625% due 3/30/10             1,285,200
   3,650,000      BBB-     Lucent Technologies, Notes, 7.250% due 7/15/06                        3,024,938
   1,120,000      CCC-     World Access Inc., Sr. Notes, 13.250% due 1/15/08                       263,200
----------------------------------------------------------------------------------------------------------
                                                                                                 5,627,925
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Textiles--1.0%
   7,365,000      BB-      Westpoint Stevens Inc., Sr. Notes, 7.875% due 6/15/05              $  6,112,950
----------------------------------------------------------------------------------------------------------
Tobacco--0.2%
   1,395,000      BB       Standard Commercial Tobacco Co. Inc., Company
                              Guaranteed, 8.875% due 8/1/05                                      1,276,425
----------------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery--0.4%
  2,560,000       B        Columbus McKinnon Corp., Company Guaranteed,
                              8.500% due 4/1/08                                                  2,163,200
----------------------------------------------------------------------------------------------------------
Wholesale Distributors--0.3%
   1,775,000      B        Buhrmann, US Inc., Company Guaranteed,
                              12.250% due 11/1/09                                                1,899,250
----------------------------------------------------------------------------------------------------------
Wireless Telecommunications--9.9%
   3,620,000      CCC      Airgate PCS Inc., Sr. Sub. Notes,
                              step bond to yield 16.728% due 10/1/09                             2,208,200
   6,925,000      CCC      Alamosa PCS Holdings, Inc., Company Guaranteed,
                              step bond to yield 13.402% due 2/15/10                             3,566,375
   1,125,000      B-       Centennial Cellular Corp., Sr. Sub. Notes,
                              10.750% due 12/15/08                                               1,074,375
   5,250,000(CAD) BBB+     Clearnet Communications, Sr. Discount Notes,
                              step bond to yield 13.776% due 5/15/08                             2,817,382
                           Crown Castle International Corp.:
   1,760,000      B           Sr. Discount Notes, step bond to yield
                                11.129% due 5/15/11                                              1,258,400
   4,225,000      B           Sr. Notes, 10.750% due 8/1/11                                      4,383,438
   1,090,000      B        Dobson Communications Corp., Sr. Notes,
                              10.875% due 7/1/10                                                 1,117,250
   3,120,000      B3*      Dobson / Sygnet Communications Corp., Sr. Notes,
                              12.250% due 12/15/08                                               3,237,000
   1,505,000      CCC      Horizon PCS Inc., Company Guaranteed, step bond to yield
                              14.492% due 10/1/10 (b)                                              651,175
   1,185,000      CCC      IWO Holdings Inc., 14.000% due 1/15/11                                1,167,225
   2,200,000      B-       McGraw International Ltd., Sr. Discount Notes,
                              step bond to yield 18.599% due 4/15/07                             1,419,000
   7,880,000      B-       Millicom International Cellular S.A., Sr. Discount Notes,
                              step bond to yield 14.075% due 6/1/06                              7,052,600
                           Nextel Communications, Inc.:
   6,000,000      B1*         Sr. Discount Notes, step bond to yield
                                10.860% due 9/15/07                                              4,455,000
  16,735,000      B1*         Sr. Discount Notes, step bond to yield
                                10.915% due 2/15/08                                             11,421,638
   2,280,000      B1*         Sr. Notes, 9.375% due 11/15/09                                     1,943,700
   3,160,000      B-       Spectrasite Holdings Inc., Sr. Discount Notes,
                              step bond to yield 11.665% due 4/15/09                             1,461,500
   1,155,000      B3*      Telecorp PCS Inc., Company Guaranteed,
                              10.625% due 7/15/10                                                1,120,350
   1,445,000      B3*      Tritel PCS Inc., Sr. Sub. Notes, 10.375% due 1/15/11 (b)              1,390,813

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   March 31, 2001
--------------------------------------------------------------------------------

   FACE
   AMOUNT+     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Wireless Telecommunications--9.9% (continued)
   3,120,000      CCC+     US Unwired Inc., Company Guaranteed, step bond to yield
                              13.526% due 11/1/09                                             $  1,591,200
                           Voicestream Wire Co.:
   2,515,000      B2*         Sr. Discount Notes, step bond to yield
                                11.875% due 11/15/09                                             1,911,400
     935,000      B2*         Sr. Notes, 11.500% due 9/15/09                                     1,042,525
   1,891,278      B2*         Sr. Notes, 10.375% due 11/15/09                                    2,080,406
----------------------------------------------------------------------------------------------------------
                                                                                                58,370,952
----------------------------------------------------------------------------------------------------------
                           TOTAL CORPORATE BONDS AND NOTES
                           (Cost--$632,646,179)                                                588,077,789
==========================================================================================================

   SHARES                                    SECURITY                                             VALUE
==========================================================================================================
COMMON STOCK--0.1%
Containers/Packaging--0.1%
         344               SF Holdings Group, Class C Shares (b)                                        10
      73,499               Aurora Foods Inc.                                                       507,143
----------------------------------------------------------------------------------------------------------
                                                                                                   507,153
----------------------------------------------------------------------------------------------------------
Telecommunications Equipment--0.0%
      20,125               Pagemart Nationwide Inc.                                                 20,125
----------------------------------------------------------------------------------------------------------
                           TOTAL COMMONSTOCK
                           (Cost--$235,519)                                                        527,278
==========================================================================================================
PREFERRED STOCK--0.0%
Electronic Components--0.0%
       4,113               Viasystems Inc., Payment-in-Kind, Series B                               41,133
----------------------------------------------------------------------------------------------------------
Wireless Telecommunications--0.0%
          97               Dobson Communications Corp., Payment-in-Kind,
                              Exchangeable 13.000%                                                   9,142
----------------------------------------------------------------------------------------------------------
                           TOTAL PREFERRED STOCK
                           (Cost--$62,967)                                                          50,275
==========================================================================================================

WARRANTS                                   SECURITY                                             VALUE
==========================================================================================================
WARRANTS (d)--0.1%
Broadcasting--0.0%
       1,500               Jostens Inc., Expire 5/1/10                                              30,188
      14,825               UIH Australia/Pacific, Inc., Expire 5/15/06                               3,706
----------------------------------------------------------------------------------------------------------
                                                                                                    33,894
----------------------------------------------------------------------------------------------------------
Cable--0.0%
         890               Cable Satisfaction Corp., Expire 3/1/05                                   9,345
----------------------------------------------------------------------------------------------------------
Internet Services--0.1%
       1,705               Cybernet Internet Services, Expire 7/1/09                                 6,394
       6,975               Splitrock Services, Inc., Expire 7/15/08                                552,769

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       2001 Semi-Annual Report to Shareholders

WARRANTS                                   SECURITY                                             VALUE
==========================================================================================================
Internet Services--0.1% (continued)
       6,135               WAM!NET Inc., Expire 3/1/05                                        $      9,203
----------------------------------------------------------------------------------------------------------
                                                                                                   568,366
----------------------------------------------------------------------------------------------------------
Printing/Forms--0.0%
       1,765               Merrill Corp., Expire 5/1/09                                                177
----------------------------------------------------------------------------------------------------------
Specialty Telecommunications--0.0%
       1,555               GT Group Telecom Inc., Expire 2/1/10                                     44,360
      43,470               Pagemart, Inc., Expire 12/31/03                                          43,470
       6,975               RSL Communications, Ltd., Expire 11/15/06                                 1,744
----------------------------------------------------------------------------------------------------------
                                                                                                    89,574
----------------------------------------------------------------------------------------------------------
Telephone - Cellular--0.0%
       3,485               Airgate PCS Inc., Expire 10/1/09                                        284,028
       6,725               Iridium World Communications Ltd., Expire 7/15/05 (b)                        67
----------------------------------------------------------------------------------------------------------
                                                                                                   284,095
----------------------------------------------------------------------------------------------------------
                           TOTAL WARRANTS
                           (Cost--$1,661,837)                                                      985,451
==========================================================================================================

   FACE
   AMOUNT                                    SECURITY                                             VALUE
==========================================================================================================
REPURCHASE AGREEMENT--0.3%
$1,547,000                 Morgan Stanley Dean Witter & Co., 5.151% due 4/2/01;
                              Proceeds at maturity--$1,547,664;
                              (Fully collateralized by U.S. Treasury Notes,
                              4.250% to 6.250% due 10/31/01 to 2/15/17;
                              Market value--$1,585,698) (Cost--$1,547,000)                       1,547,000
==========================================================================================================
                           TOTAL INVESTMENTS--100%
                           (Cost--$636,153,502**)                                             $591,187,793
==========================================================================================================

+    Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)  Security has been issued with attached warrants.
(d)  Non-income producing security.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 20 for definition of ratings.

     Currency abbreviations used in this schedule:
     ---------------------------------------------
     CAD -- Canadian Dollar
     EUR -- Euro
     GBP -- British Pound

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             19

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "A" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B   -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as and CCC predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Baa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

Baa     -- Bonds rated "Baa" are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B       -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa     -- Bonds that are rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca      -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
20                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                   March 31, 2001
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost--$636,153,502)                          $ 591,187,793
   Cash                                                                    2,088,721
   Interest and dividends receivable                                      13,752,132
   Receivable for securities sold                                          9,996,233
   Receivable for open forward foreign currency contracts (Note 8)           445,319
------------------------------------------------------------------------------------
   Total Assets                                                          617,470,198
------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                       12,975,018
   Dividends payable                                                       1,602,751
   Management fee payable                                                    586,171
   Payable for open forward foreign currency contracts (Note 8)               58,776
   Accrued expenses                                                          190,565
------------------------------------------------------------------------------------
   Total Liabilities                                                      15,413,281
------------------------------------------------------------------------------------
Total Net Assets                                                       $ 602,056,917
====================================================================================
NET ASSETS:
   Par value of capital shares                                         $      69,779
   Capital paid in excess of par value                                   877,776,463
   Overdistributed net investment income                                  (1,291,454)
   Accumulated net realized loss from security transactions
      and foreign currencies                                            (229,821,244)
   Net unrealized depreciation of investments and foreign currencies     (44,676,627)
------------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $8.63 per share on 69,778,765 shares of
   $0.001 par value outstanding; 500,000,000 shares authorized)        $ 602,056,917
====================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             21

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2001

INVESTMENT INCOME:
   Interest                                                        $ 37,771,275
   Dividends                                                            217,036
--------------------------------------------------------------------------------
   Total Investment Income                                           37,988,311
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                            3,530,143
   Shareholder and system servicing fees                                110,920
   Shareholder communications                                            84,121
   Audit and legal                                                       23,544
   Custody                                                               20,508
   Directors' fees                                                        2,287
   Other                                                                 81,512
--------------------------------------------------------------------------------
   Total Expenses                                                     3,853,035
--------------------------------------------------------------------------------
Net Investment Income                                                34,135,276
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 8):
   Realized Loss From:
     Security transactions (excluding short-term securities)        (68,451,719)
     Foreign currency transactions                                     (230,066)
--------------------------------------------------------------------------------
   Net Realized Loss                                                (68,681,785)
--------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments
   and Foreign Currencies:
     Beginning of period                                            (61,004,457)
     End of period                                                  (44,676,627)
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation                           16,327,830
--------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                      (52,353,955)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                             $(18,218,679)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2001 (unaudited) and the Year Ended September 30, 2000

                                                             2001             2000
======================================================================================
OPERATIONS:
   Net investment income                                $  34,135,276    $  72,487,936
   Net realized loss                                      (68,681,785)     (60,064,452)
   (Increase) decrease in net unrealized depreciation      16,327,830      (17,998,485)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                 (18,218,679)      (5,575,001)
--------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income                                  (36,991,674)     (70,585,238)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders                       (36,991,674)     (70,585,238)
--------------------------------------------------------------------------------------
Fund Share Transactions (NOTE 9):
   Net asset value of shares issued
      for reinvestment of dividends                         4,892,216               --
   Treasury stock acquired                                         --      (26,425,102)
--------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
      Fund Share Transactions                               4,892,216      (26,425,102)
--------------------------------------------------------------------------------------
Decrease in Net Assets                                    (50,318,137)    (102,585,341)
NET ASSETS:
   Beginning of period                                    652,375,054      754,960,395
--------------------------------------------------------------------------------------
   End of period*                                       $ 602,056,917    $ 652,375,054
======================================================================================
*  Includes undistributed (overdistributed)
     net investment income of:                          $  (1,291,454)   $   1,795,010
======================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The High Income Opportunity Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
24                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

3. Investments

During the six months ended March 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $279,827,841
--------------------------------------------------------------------------------
Sales                                                               277,088,330
================================================================================

At March 31, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 18,831,257
Gross unrealized depreciation                                       (63,796,966)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(44,965,709)
================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Capital Loss Carryforward

At September 30, 2000, the Fund had, for Federal income tax purposes, approximately $105,015,800 of capital loss carryforwards available to offset future realized capital gains. To the extent that these capital loss carryforwards can be used to offset net realized capital gains, such gains, if any, will not be distributed. The amounts and expiration of carryforwards are indicated below. Expiration occurs on September 30 in the year indicated:

                            2003          2004          2007            2008
================================================================================
Carryforward amounts     $16,016,600   $38,118,000   $11,075,400     $39,805,800
================================================================================

5. Futures Contracts

Initial margin deposits are made upon entering into futures contracts and are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At March 31, 2001, the Fund did not hold any futures contracts.


--------------------------------------------------------------------------------
26                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Options Contracts

Premiums paid when call or put options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At March 31, 2001, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended March 31, 2001, the Fund did not enter into any written call or put option contracts.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             27

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date, (generally, the next business day)at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Forward Foreign Currency Contracts

At March 31, 2001, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts is reflected as follows:

                                             Local       Market      Settlement   Unrealized
Foreign Currency                           Currency       Value         Date      Gain (Loss)
=============================================================================================
To Buy:
Canadian Dollar                            1,121,681   $  712,542      6/8/01      $     (49)
Euro                                       1,209,100    1,069,391     6/15/01        (58,727)
---------------------------------------------------------------------------------------------
                                                                                     (58,776)
---------------------------------------------------------------------------------------------
To Sell:
British Pound                              2,762,160    3,922,002     6/22/01        155,499
Canadian Dollar                              417,600      265,210      4/3/01            320
Canadian Dollar                            7,352,750    4,670,795      6/8/01        155,966
Euro                                       8,681,456    7,678,334     6/15/01        133,534
---------------------------------------------------------------------------------------------
                                                                                     445,319
---------------------------------------------------------------------------------------------
Net Unrealized Gain on Open
  Forward Foreign Currency Contracts                                               $ 386,543
=============================================================================================

9. Capital Shares

At March 31, 2001, the Fund had 500,000,000 shares of common stock authorized with a par value of $0.001.

Capital stock transactions were as follows:

                                       Six Months Ended                  Year Ended
                                        March 31, 2001               September 30, 2000
                                    ------------------------    ------------------------------
                                    Shares          Amount       Shares             Amount
==============================================================================================
Shares issued on reinvestment       551,513       $4,892,216             --                --
Treasury stock acquired                  --               --    (3,003,100)      $(26,425,102)
----------------------------------------------------------------------------------------------
Net Increase (Decrease)             551,513       $4,892,216    (3,003,100)      $(26,425,102)
==============================================================================================


--------------------------------------------------------------------------------
28                                       2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

                                  2001(1)          2000          1999          1998          1997          1996
==================================================================================================================
Net Asset Value,
  Beginning of Period           $    9.42       $   10.45     $   11.24     $   12.43     $   11.72     $   11.48
------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income              0.49            1.06          1.03          1.08          1.15          1.14
  Net realized and unrealized
    gain (loss)                     (0.75)          (1.13)        (0.79)        (1.14)         0.68          0.22
------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                   (0.26)          (0.07)         0.24         (0.06)         1.83          1.36
------------------------------------------------------------------------------------------------------------------
Gain From Repurchase
  of Treasury Stock                    --            0.05            --            --            --            --
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.53)          (1.01)        (1.03)        (1.13)        (1.12)        (1.12)
  Capital                              --              --         (0.00)*          --            --            --
------------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.53)          (1.01)        (1.03)        (1.13)        (1.12)        (1.12)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $    8.63       $    9.42     $   10.45     $   11.24     $   12.43     $   11.72
------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Market Value(2)           8.80%++         9.75%        (9.36)%       (1.65)%       18.18%        21.07%
------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Net Asset Value(2)       (2.51)%++        0.98%         2.74%        (0.58)%       16.48%        12.86%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                    $     602       $     652     $     755     $     810     $     883     $     819
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                           1.26%+          1.22%         1.20%         1.18%         1.21%         1.21%
  Net investment income             11.13+          10.21          9.28          8.81          9.63          9.85
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                47%             69%           83%           98%           87%           73%
------------------------------------------------------------------------------------------------------------------
Market Value, End of Period     $    9.14       $   8.938     $   9.125     $  11.125     $  12.438     $  11.500
==================================================================================================================

(1)   For the six months ended March 31, 2001 (unaudited).
(2) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.

*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             29

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                        Income       Dividend
                           NYSE          Net Asset     Dividend    Reinvestment
                       Closing Price       Value         Paid          Price
================================================================================
1999
  October 27              $11.06          $10.73        $0.0890       $10.730
  November 23              11.19           11.29         0.0890        11.150
  December 21              10.44           11.18         0.0890        10.610
  January 26               10.38           11.30         0.0860        10.390
  February 23              10.50           11.16         0.0860        10.560
  March 23                 10.69           11.15         0.0860        10.570
  April 27                 10.50           11.27         0.0860        10.720
  May 25                   10.38           10.97         0.0860        10.530
  June 22                  10.44           10.80         0.0860        10.450
  July 23                  10.19           10.83         0.0840         9.860
  August 20                 9.31           10.55         0.0840         9.460
  September 17              9.00           10.46         0.0840         9.040
2000
  October 22                8.63           10.36         0.0840         9.190
  November 18               8.94           10.40         0.0840         8.570
  December 22               8.56           10.49         0.0840         8.490
  January 21                9.00           10.42         0.0840         8.940
  February 17               8.56           10.35         0.0840         8.430
  March 24                  8.63           10.07         0.0840         8.570
  April 20                  8.63            9.96         0.0840         8.670
  May 19                    8.81            9.71         0.0840         8.850
  June 23                   9.00            9.85         0.0840         9.070
  July 25                   9.50            9.78         0.0840         9.350
  August 22                 9.19            9.76         0.0840         9.230
  September 26              9.94            9.42         0.0840         8.780
2001
  October 24                7.94            8.99         0.0840         8.200
  November 20               7.88            8.61         0.0840         7.880
  December 26               8.06            8.99         0.0840         8.477
  December 29               8.19            8.50         0.0290         8.500
  January 23                9.31            9.04         0.0840         9.040
  February 20               9.51            9.07         0.0840         9.070
  March 27                  9.04            8.66         0.0840         8.660
================================================================================


--------------------------------------------------------------------------------
30                                         01 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC will buy common stock in the open market, on the stock exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             31

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-331-1710.

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.


--------------------------------------------------------------------------------
32                                       2001 Semi-Annual Report to Shareholders

                                  HIGH INCOME
                             ---------------------
                             Opportunity Fund Inc.

                               [GRAPHIC OMITTED]

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi, CFA
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund Management LLC

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

This report is intended only for the shareholders of the High Income Opportunity Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

           [LOGO]

            HIO
           Listed
            NYSE
THE NEW YORK STOCK EXCHANGE

High Income Opportunity Fund Inc.
7 World Trade Center
New York, New York 10048

FD0802 5/01